Finance costs	12 Months Ended
Feb. 28, 2021
Disclosure of finance cost [text block] [Abstract]
FINANCE COSTS
23.	FINANCE COSTS
	2021	2020	2019
	Figures in Rand thousands
Lease liabilities	5,588	7,508	8,089
Term loans	2,711	8,727	1,954
Overdraft	870	595	16,512
Others	133	1	4,883
	9,302	16,831	31,438